GS Mortgage-Backed Securities Trust 2022-PJ1

Exhibit 99.2 - Schedule 3

Exception Detail
Run Date - 12/17/2021 8:28:50 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Complete Purchase Agreement		Provide a copy of the purchase agreement as it was missing from file.	document received			XXXX			A	1	XXXXXXXXXX	XXXX	P	1	C	A	C	A	A	A	A	A		Safe Harbor QM (APOR)	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		no XXXXX XXXX in file	received			XXXX			A	1	XXXXXXXXXX	XXXX	P	1	D	A	D	A	A	A	A	A		Safe Harbor QM (APOR)	1